STOCK-BASED COMPENSATION PLANS (Details Textual) (CAD) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	12
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	10 years
Percentage Of Share-Based Awards Options, Weighted Average Price Per Share Of Common Shares	25.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Percentage Of Grants	25.00%
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options		0.1
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Share-based Awards Other than Options		0.1
Number of options, Forfeited	54,000	0	0
Deferred Share Unit [Member]
Number of options, Forfeited		474,416